Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 63,929	$ 81,818
Short-term investments	1,139	1,236
Restricted short-term investments	2,200	3,500
Accounts receivable (net of allowance for doubtful accounts) (Note 18)	10,812	19,298
Other current assets	91	13
Unbilled revenue	3,990	3,045
Income taxes receivable	198	144
Inventories (net of obsolescence) (Note 7)	5,960	5,083
Prepaid expenses and deposits	2,332	4,129
Total Current Assets	90,651	118,266
Non-current assets
Accounts receivable (Note 18)	415
Property, plant and equipment (Note 9)	2,655	3,801
Intangible assets (Note 10)	87,425	114,944
Investment in joint venture (Note 8)	3,822	3,383
Deferred income tax assets (Note 16)	27,141	20,195
Goodwill (Note 11)	25,303	42,587
Total non-current assets	146,761	184,910
TOTAL ASSETS	237,412	303,176
Current liabilities
Bank indebtedness (Note 13)	2,598	3,568
Accounts payable and accrued liabilities (Note 12)	18,103	20,487
Income taxes payable (Note 16)		599
Contingent consideration (Note 4)	929
Current portion of patent finance obligation		4,090
Current portion of deferred revenue (Note 6)	4,670	6,733
Current portion of long-term debt	299	115
Total Current Liabilities	26,599	35,592
Non-current liabilities
Contingent consideration (Note 4)		4,474
Deferred revenue (Note 6)	1,435	884
Long-term debt	173	401
Deferred income tax liabilities (Note 16)	4,337	7,291
Total non-current liabilities	5,945	13,050
TOTAL LIABILITIES	32,544	48,642
Shareholders’ equity
Capital stock (Note 14)	419,111	418,873
Additional paid-in capital (Note 14)	22,957	22,489
Accumulated other comprehensive income	16,243	20,111
Deficit	(253,443)	(206,939)
Total Stockholders' Equity	204,868	254,534
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 237,412	$ 303,176